ADDITIONAL FINANCIAL INFORMATION OF THE PARENT COMPANY (Condensed Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 183.4	$ 390.0	$ 200.0	$ 156.7
Other current assets	68.3	55.6
Amount due from subsidiaries	161.7	96.6
Total current assets	1,252.1	1,330.6
Non-current assets:
Intangible assets	32.0	16.6
Investments in subsidiaries	47.6	20.7
Other long-term assets	21.0	24.0
Total non-current assets	1,010.5	878.5
Total assets	2,262.6	2,209.1
Current liabilities:
Amount due to subsidiaries	198.2	161.6
Total current liabilities	1,244.2	1,127.9
Non-current liabilities:
Long-term borrowings	299.6	420.0
Total non-current liabilities	562.4	673.0
Total liabilities	1,806.6	1,800.9
Shareholders' equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,161,175,592 and 4,162,556,067 shares issued and outstanding at December 31, 2016 and December 31, 2017, respectively)	0.4	0.4
Additional paid-in capital	432.2	431.7
Accumulated earnings deficit	94.9	107.3
Accumulated other comprehensive loss	(71.5)	(131.2)	(71.1)	(36.5)
Total shareholders' equity	456.0	408.2	340.2	$ 229.7
Total liabilities, redeemable ordinary shares and shareholders’ equity	2,262.6	2,209.1
Parent Company [Member]
Current assets:
Cash and cash equivalents	7.0	2.5	$ 0.7
Other current assets	1.6	1.8
Amount due from subsidiaries	448.1	314.6
Total current assets	456.7	318.9
Non-current assets:
Intangible assets	0.3	0.3
Investments in subsidiaries	598.5	629.9
Other long-term assets	0.0	0.2
Total non-current assets	598.8	630.4
Total assets	1,055.5	949.3
Current liabilities:
Accrued expenses and other payables	2.2	3.4
Amount due to subsidiaries	277.1	230.7
Long term borrowing - current portion	119.8	87.0
Total current liabilities	399.1	321.1
Non-current liabilities:
Long-term borrowings	86.9	120.0
Notes payable	99.5	100.0
Total non-current liabilities	186.4	220.0
Total liabilities	585.5	541.1
Redeemable ordinary shares (par value $0.0001 per share; 20,062,348 and nil issued and outstanding at December 31, 2016 and December 31, 2017, respectively)	0.0	0.0
Shareholders' equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,161,175,592 and 4,162,556,067 shares issued and outstanding at December 31, 2016 and December 31, 2017, respectively)	0.4	0.4
Additional paid-in capital	432.2	431.7
Accumulated earnings deficit	65.7	107.3
Accumulated other comprehensive loss	(28.3)	(131.2)
Total shareholders' equity	470.0	408.2
Total liabilities, redeemable ordinary shares and shareholders’ equity	$ 1,055.5	$ 949.3